Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 15,358	$ 15,225	$ 14,167
Interest cost	32,823	31,441	31,766
Expected return on plan assets	(46,885)	(47,534)	(46,327)
Amortization of unrecognized, Prior service cost/(credit)	417	419	758
Amortization of unrecognized, Actuarial (gain)/loss	21,219	14,771	8,262
Net periodic benefit cost	22,932	14,322	8,626
ASC 715 curtailment/settlement expense			2,867	[1]
ASC 715 special termination benefits	258
Total periodic benefit costs	23,190	14,322	11,493
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	542	515	971
Interest cost	2,213	2,277	3,194
Expected return on plan assets	(1,188)	(1,161)	(1,133)
Amortization of unrecognized, Transition obligation	986	987	987
Amortization of unrecognized, Prior service cost/(credit)	(9)	(8)	1,437
Amortization of unrecognized, Actuarial (gain)/loss	(1,057)	(1,048)	(836)
Net periodic benefit cost	1,487	1,562	4,620
Total periodic benefit costs	$ 1,487	$ 1,562	$ 4,620

[1]	2009 includes curtailment expense reflecting management's decision to cease benefit accruals as of December 31, 2012.